Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Minimum finance lease payments payable	$ 3,946	$ 3,450
Within one year [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Minimum finance lease payments payable	3,946	3,450
Between one and five years [Member]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Operating Leases [Line Items]
Minimum finance lease payments payable